Submission	Dec. 18, 2025
Submission [Line Items]
Central Index Key	0001813783
Registrant Name	Vision Marine Technologies Inc.
Registration File Number	333-291955
Form Type	F-1
Submission Type	F-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A